Registration No. 333-07305

1940 Act File No. 811-07685

Filed Pursuant to Rule 497(e)

FRONTIER FUNDS, INC.

Frontier Phocas Small Cap Value Fund
Institutional Class Shares (FPSVX)
Service Class Shares (FPVSX)

Supplement dated June 29, 2020

to the Statement of Additional Information
dated October 31, 2019, as previously supplemented

The Phocas Small Cap Value Fund (the “Fund”), a series of Frontier Funds, Inc. (the “Company”), has been liquidated effective June 26, 2020. Accordingly, all references to the Fund in the Company’s Statement of Additional Information are hereby eliminated.

Please retain this Supplement for future reference.